Note 16 - Basic And Diluted Net Income Per Common Share (Details)	6 Months Ended
Oct. 01, 2012
Denominator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1
Numerator [Member]
Note 16 - Basic And Diluted Net Income Per Common Share (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200